Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer,

the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: October 12, 2019 through April 13, 2020

Payment Date: April 15, 2020

Today’s Date: April 13, 2020

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittances for the October 12 through 31, 2019 Collection Period	10,489,134.78
ii.	Remittances for the November 1 through 30, 2019 Collection Period	12,387,077.13
iii.	Remittances for the December 1 through 31, 2019 Collection Period	12,731,347.78
iv.	Remittances for the January 1 through 31, 2020 Collection Period	9,809,369.82
v.	Remittances for the February 1 through 29, 2020 Collection Period	9,830,473.62
vi.	Remittances for the March 1 through 31, 2020 Collection Period	10,174,063.02
vii.	Remittances for the April 1 through 13, 2020 Collection Period	4,238,282.91
viii.	Net Earnings on General Subaccount	260,870.42	[10/1/19 through 3/31/20]

ix.	General Subaccount Balance (sum of i through viii above)	69,920,619.48

x.	Excess Funds Subaccount Balance as of Current Payment Date	28,776,123.29
xi.	Capital Subaccount Balance as of Current Payment Date (1)	8,728,728.40

xii.	Collection Account Balance (sum of ix through xi above)	107,425,471.17

2. Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Principal Balance	0.00
ii.	Tranche A-2 Principal Balance	71,455,314.00
iii	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance of all Series 2012 Transition Bonds	752,717,314.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due
i.	Tranche A-1	0.00	0.00
ii.	Tranche A-2	2,266,685.00	69,188,629.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	683,528,685.00	69,188,629.00

		Transition	Days in
		Bond	Interest
		Interest Rate	Period (2)	Interest Due
v.	Required Tranche A-1 Interest	0.9012%	180	0.00
vi.	Required Tranche A-2 Interest	2.1606%	180	771,931.76
vii.	Required Tranche A-3 Interest	3.0282%	180	10,314,987.94

(1)	Including current period earnings of $63,911.00
(2)	On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required
viii.	Capital Subaccount	8,475,000.00		0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	31,500.00
ii.	Servicing Fee	423,750.00	(1)
iii.	Administration Fee and Independent Manager Fee	53,500.00	(2)
iv.	Operating Expenses	125,923.75	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Interest Payment	0.00		0.00
	2. Tranche A-2 Interest Payment	771,931.76		1.89
	3. Tranche A-3 Interest Payment	10,314,987.94		15.14

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

vii.	Principal Scheduled to be Paid on Current Payment Date

		Aggregate		Per 1,000 of Original Principal Amount
	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	69,188,629.00		169.78
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.

Amount Calculated at Servicer’s Authorized Rate of Return on Equity on the Amount Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer

		NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	0.00
xii.	Deposit to Excess Funds Subaccount	0.00
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	Aggregate Remittances as of Current Payment Date	80,910,222.45

	(1) Servicing fee: $1,695,000,000 x .05% x 180/360 = $423,750.00
	(2) Administration fee: $100,000 x 180/360 = $50,000.00 plus independent manager fee ($3,500)
	(3) Reimbursement to Administrator for fees/expenses paid as follows:
	Outside counsel	0.00
	Printing	555.00
	Independent auditor	87,868.75
	Rating Agencies	37,500.00

	Total	125,923.75

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	0.00
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	10,989,602.97
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	10,989,602.97

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1 Principal Balance	0.00
ii.	Tranche A-2 Principal Balance	2,266,685.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	683,528,685.00

v.	Excess Funds Subaccount Balance	17,786,520.32
vi.	Capital Subaccount Balance	8,728,728.40

vii.	Aggregate Collection Account Balance	26,515,248.72

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Semiannual Interest

	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	Semiannual Principal

	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00

8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 13th day of April, 2020.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Robert McRae
Robert McRae
Assistant Treasurer